LEASES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) lease agreement	Dec. 31, 2020 USD ($) agreement	Dec. 31, 2019 USD ($)
Leases
Right of use assets	$ 3,702,000	$ 1,810,000	$ 2,289,000
Total lease liability	4,887,000	3,025,000	3,800,000
Impairments	$ 0	$ 0	$ 0
Number of real estate properties leased. | lease	5
Number of leases for which lease term is extended. | lease	6
Number of service agreements contained embedded lease | agreement	2	1
Acquisition Of Envisiontec [Member]
Leases
Increase in company's right of use asset	$ 1,800,000